UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Global Infrastructure Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)               (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Australia (5.3%)
	Airports
191,526	Australian Infrastructure Fund	$599,983
1,410,161	Sydney Airport	4,622,323

		5,222,306

	Diversified
1,729,274	DUET Group	3,659,304

	Oil & Gas Storage & Transportation
524,900	APA Group	2,580,830

	Toll Roads
367,731	Macquarie Atlas Roads Group (a)	556,913
1,162,287	Transurban Group	7,233,844

		7,790,757

	Total Australia	19,253,197

	Brazil (0.4%)
	Water
15,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,266,876

	Canada (11.9%)
	Oil & Gas Storage & Transportation
383,428	Enbridge, Inc.	14,976,742
21,328	Keyera Corp.	1,033,533
585,693	TransCanada Corp.	26,654,363

	Total Canada	42,664,638

	China (15.0%)
	Oil & Gas Storage & Transportation
3,689,000	Beijing Enterprises Holdings Ltd. (b)	24,596,346
27,738,000	China Gas Holdings Ltd. (b)	15,238,989
1,170,000	ENN Energy Holdings Ltd. (b)	4,926,522
8,269,000	Sichuan Expressway Co., Ltd., H Shares (b)	2,303,447

		47,065,304

	Ports
889,912	China Merchants Holdings International Co., Ltd. (b)	2,742,941

	Toll Roads
5,126,322	Jiangsu Expressway Co., Ltd., H Shares (b)	4,250,972

	Total China	54,059,217

	France (3.5%)
	Communications
81,350	Eutelsat Communications SA	2,615,038
358,184	SES SA	9,741,916

		12,356,954

	Toll Roads
25,470	Groupe Eurotunnel SA	179,427

	Total France	12,536,381

	Germany (0.5%)
	Airports
33,070	Fraport AG Frankfurt Airport Services Worldwide	1,912,559

	Italy (6.3%)
	Oil & Gas Storage & Transportation
1,842,513	Snam SpA	8,168,637

	Toll Roads
343,778	Atlantia SpA	5,336,604
572,514	Societa Iniziative Autostradali e Servizi SpA	4,594,502

		9,931,106

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Transmission & Distribution
1,211,050	Terna Rete Elettrica Nazionale SpA	$4,513,153

	Total Italy	22,612,896

	Japan (1.1%)
	Oil & Gas Storage & Transportation
722,000	Tokyo Gas Co., Ltd.	3,978,216

	Netherlands (0.8%)
	Oil & Gas Storage & Transportation
43,156	Koninklijke Vopak N.V.	3,030,204

	Spain (1.4%)
	Diversified
169,563	Ferrovial SA	2,206,206

	Toll Roads
199,757	Abertis Infraestructuras SA	2,939,188

	Total Spain	5,145,394

	Switzerland (1.2%)
	Airports
10,200	Flughafen Zuerich AG (Registered)	4,186,284

	United Kingdom (10.0%)
	Transmission & Distribution
2,463,685	National Grid PLC	27,172,177

	Water
156,100	Severn Trent PLC	4,232,258
391,100	United Utilities Group PLC	4,521,884

		8,754,142

	Total United Kingdom	35,926,319

	United States (41.0%)
	Communications
231,520	American Tower Corp. REIT	16,528,213
126,620	Crown Castle International Corp. (a)	8,116,342
185,680	SBA Communications Corp., Class A (a)	11,679,272

		36,323,827

	Diversified
252,110	CenterPoint Energy, Inc.	5,369,943

	Oil & Gas Storage & Transportation
47,100	AGL Resources, Inc.	1,926,861
24,200	Atmos Energy Corp.	866,118
294,052	Enbridge Energy Management LLC (a)	9,309,686
202,760	Kinder Morgan, Inc.	7,202,035
67,670	New Jersey Resources Corp.	3,093,873
196,174	NiSource, Inc.	4,998,514
153,780	Oneok, Inc.	7,429,112
206,040	PG&E Corp.	8,791,727
188,970	Sempra Energy	12,186,675
441,703	Spectra Energy Corp.	12,968,400
41,120	WGL Holdings, Inc.	1,655,080
313,590	Williams Cos., Inc. (The)	10,966,242

		81,394,323

	Transmission & Distribution
97,220	ITC Holdings Corp.	7,347,888
340,935	Northeast Utilities	13,033,945

		20,381,833

	Water
115,660	American Water Works Co., Inc.	4,286,359

	Total United States	147,756,285

	Total Common Stocks (Cost $276,271,727)	354,328,466

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

NUMBER OF SHARES (000)
	Short-Term Investment (1.5%)
	Investment Company
5,492	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $5,491,607)		$5,491,607

	Total Investments (Cost $281,763,334) (d)	99.9%	359,820,073
	Other Assets in Excess of Liabilities	0.1	353,925

	Net Assets	100.0%	$360,173,998

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund

Summary of Investments ¡ September 30, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$188,882,152	52.5%
Transmission & Distribution	52,067,163	14.5
Communications	48,680,781	13.5
Toll Roads	25,091,450	7.0
Water	14,307,377	4.0
Airports	11,321,149	3.1
Diversified	11,235,453	3.1
Investment Company	5,491,607	1.5
Ports	2,742,941	0.8
	$359,820,073	100.0%

Morgan Stanley Global Infrastructure Fund

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Airports	$11,321,149	$—	$—	$11,321,149
Communications	48,680,781	—	—	48,680,781
Diversified	11,235,453	—	—	11,235,453
Oil & Gas Storage & Transportation	188,882,152	—	—	188,882,152
Ports	2,742,941	—	—	2,742,941
Toll Roads	25,091,450	—	—	25,091,450
Transmission & Distribution	52,067,163	—	—	52,067,163
Water	14,307,377	—	—	14,307,377
Total Common Stocks	354,328,466	—	—	354,328,466
Short-Term Investment - Investment Company	5,491,607	—	—	5,491,607
Total Assets	$359,820,073	$—	$—	$359,820,073

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012